Liabilities for puttable financial instrument (Tables)	12 Months Ended
Dec. 31, 2025
Liabilities For Puttable Financial Instrument [Abstract]
Schedule of liabilities for puttable financial instrument
The movement of the liabilities for puttable financial instrument during years ended December 31, 2025 and 2024 are analyzed as follows:

	2025	2024
Balance at January 1	$14,309	$14,623
Change in fair value recognized in equity	211	(314)
Eliminated on disposal of a subsidiary	(14,520)	—
Balance at December 31	$—	$14,309